Property, Plant and Equipment - Summary of Property Plant and Equipment by Class of Assets (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 176,650	$ 175,470
Additions		10,468	12,231
Additions to / review of estimates of decommissioning costs		4,778	4,503
Capitalized borrowing costs		1,810	1,972
Write-offs	$ (62)	(431)	(600)
Transfers		(954)	(940)
Depreciation, amortization and depletion		(11,916)	(13,123)
Impairment recognition		(2,678)	(2,542)
Impairment reversal		558	1,740
Cumulative translation adjustment		(20,902)	(2,061)
Closing Balance	157,383	157,383	176,650
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		267,529
Closing Balance	242,607	242,607	267,529
Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(90,879)
Closing Balance	(85,224)	(85,224)	(90,879)
Land, buildings and improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance	4,910	$ 4,910
Weighted average of useful life in years		40 years
Land, buildings and improvement [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance	7,529	$ 7,529
Land, buildings and improvement [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance	(2,619)	$ (2,619)
Land [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years		25 years
Land [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years		50 years
Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance	76,028	$ 76,028
Weighted average of useful life in years		20 years
Equipment and other assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance	128,711	$ 128,711
Equipment and other assets [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance	(52,683)	$ (52,683)
Exploration and production assets [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years		3 years
Exploration and production assets [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years		31 years
Land buildings and improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 6,665	6,982
Additions		4	2
Write-offs		(61)	(14)
Transfers		(93)	316
Depreciation, amortization and depletion		(359)	(437)
Impairment recognition			(145)
Impairment reversal			52
Cumulative translation adjustment		(946)	(91)
Closing Balance	5,210	5,210	6,665
Land buildings and improvement [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,914
Closing Balance	7,829	7,829	9,914
Land buildings and improvement [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(3,249)
Closing Balance	(2,619)	(2,619)	(3,249)
Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		75,002	78,724
Additions		1,751	1,167
Write-offs		(16)	(6)
Transfers		13,720	3,296
Depreciation, amortization and depletion		(6,529)	(7,320)
Impairment recognition		(742)	(937)
Impairment reversal		309	831
Cumulative translation adjustment		(7,467)	(753)
Closing Balance	76,028	76,028	75,002
Equipment and other assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		128,603
Closing Balance	128,711	128,711	128,603
Equipment and other assets [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(53,601)
Closing Balance	(52,683)	(52,683)	(53,601)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		42,521	38,569
Additions		8,707	11,031
Capitalized borrowing costs		1,810	1,972
Write-offs		(327)	(545)
Transfers		(18,667)	(7,631)
Impairment recognition		(250)	(568)
Impairment reversal		23	165
Cumulative translation adjustment		(4,891)	(472)
Closing Balance	28,926	28,926	42,521
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		42,521
Closing Balance	28,926	28,926	42,521
Exploration and development costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		52,462	51,195
Additions		6	31
Additions to / review of estimates of decommissioning costs		4,778	4,503
Write-offs		(27)	(35)
Transfers		4,086	3,079
Depreciation, amortization and depletion		(5,028)	(5,366)
Impairment recognition		(1,686)	(892)
Impairment reversal		226	692
Cumulative translation adjustment		(7,598)	(745)
Closing Balance	47,219	47,219	52,462
Exploration and development costs [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		86,491
Closing Balance	77,141	77,141	86,491
Exploration and development costs [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(34,029)
Closing Balance	$ (29,922)	$ (29,922)	$ (34,029)